Management incentive agreement	12 Months Ended
Dec. 31, 2020
Management incentive agreement
Management incentive agreement

21.  Management incentive agreement

(a)   Equity-settled awards

(i)    2016 HeadHunter Unit Option Plan

In 2016, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive cash payments if a “liquidity event” occurs. “Liquidity event” includes either an Initial Public Offering (hereinafter – “IPO”) or Sale (initial or subsequent) of the Company’s shares by shareholders. The amount of payment is conditional on share price at the date of the liquidity event. In the initial plan the participants of the program were not entitled to receive shares of the Company. The Group has no liability to make cash payments to management, therefore the program was classified by the Group as equity-settled.

The following awards were issued as at December 31, 2020:

Awards series	Number		Exercise	Fair value
	of		price	at grant
	units	Grant date	(per unit)	date
			RUB’000	RUB’000
Series 1	801	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

A unit is defined in the 2016 HeadHunter Unit Option Plan as 0.005% of net proceeds from a “liquidity event”.

The fair value of the awards of Series 1 – Series 5, which were granted before the completion of the IPO, was estimated at the grant date using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the awards were granted. The fair value of the awards was calculated based on the expected business enterprise value at the grant date.

The weighted average assumptions used in the BSM pricing model for grants made were as follows:

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66

Expected volatility was calculated based on actual experience of similar entities that have traded equity instruments.

The fair value of the awards of Series 6 – Series 7, which were granted after the completion of the IPO, was estimated at the grant date using the market price of the underlying shares, taking into account the terms and conditions on which the awards were granted.

The movement of the awards of Series 1 – 7 were as follows:

	For the year ended December 31,
	2020	2019
Outstanding at beginning of the period (units)	890	886
Granted during the period (units)	—	34
Forfeited during the period (units)	—	(30)
Exercised during the period (units)	—	—
Expired during the period (units)	—	—
Outstanding at end of the period (units)	890	890

In April 2018 and March 2019 the Group amended the 2016 HeadHunter Unit Option Plan. In accordance with the amended Plan, if an IPO occurs, 25% of the awards will vest on the date of IPO and will be paid by the shareholders in cash and 18.75% will vest on each of the first, second, third and fourth anniversaries of IPO, and each will be settled in equity by the Company. The modification of the Plan did not change the classification of the awards as equity-settled.

The modification of the Plan was not beneficial to most participants of the program who received awards of Series 1. The modification of the Plan was beneficial to the participants who received awards of Series 2 – Series 5. The incremental fair value of RUB 10,815 thousand was calculated as the difference between the fair value of the initial and amended program at the modification date and will be recognized over the modified vesting period.

In June 2019, the Group further amended the 2016 HeadHunter Unit Option Plan. As the result of this amendment, the participants of awards of Series 1– Series 7 became unconditionally entitled to additional lump sum payment. This amendment was beneficial to the participants. The fair value of the additional award of RUB 28 million was recognized in the year ended December 31, 2019.

As a result of completion of the IPO on May 8, 2019, 25% of the awards of Series 1 – Series 7 were vested and subsequently settled in cash by shareholders, and on the first anniversary of the IPO on May 8, 2020, the 18.75% of the awards of Series 1 - Series 7 were vested and subsequently exercised and settled by the Company in shares.

Total employee expenses (excluding social taxes) arising from the 2016 HeadHunter Option Plan amounted to RUB 35,500 thousand for the year ended December 31, 2020, RUB 88,438 thousand for the year ended December 31, 2019 and RUB 68,776 thousand for the year ended December 31, 2018 and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income.

The social taxes accrued amounted to RUB 115,974 thousand for the year ended December 31, 2020, which are payable due to change in the parent company tax residency status (see note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the years ended December 31, 2019 - RUB 40,548 thousand, for the year ended December 31, 2018 – nil). The related liability of RUB 156,522 thousand is presented within ‘Provisions’ in the consolidated statement of financial position (as at December 31, 2019 - RUB 40,548 thousand, as at December 31, 2018 - nil). Uncertainties relate mostly to whether the relationships with the participants of the programmes will be treated as employment in terms of Russian law.

(ii)   2018 Unit Option Plan

In 2018, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive shares. The amount of payment is conditional on share price at the vesting date. The share options vest if the average share price exceed the exercise price at the vesting date and the participant remains employed on such date. The awards vest in instalments over the vesting period, being 20% after 3 years in service from the grant date and 20% annually thereafter, resulting in full vesting in 7 years. The programme assumes grant of up to 600 units, and a unit is defined as 0.005% of the number of issued ordinary shares of the Company.

The Group has no liability to make cash payments to management, therefore the program is classified by the Group as equity-settled in these consolidated financial statements.

The Board of Directors approved the grant of 300 units, 41 units and 33 units on May 28, 2019, March 5, 2020 and May 26, 2020, respectively, under the 2018 Unit Option Plan.

	Number of	Date grant approved by	Exercise price	Fair value at grant
Awards series	units	the Board of Directors	(per unit)	date
			USD	RUB’000

Series 1	300	May 28, 2019	13.50	265,394
Series 2	41	March 5, 2020	21.23	30,787
Series 3	33	May 26, 2020	18.92	40,448

The fair value of the awards is estimated at the grant date using a Monte-Carlo simulation model, taking into account the terms and conditions on which the awards were granted. The model simulates the market price of the underlying shares and compares it against the exercise price. The exercise price of the share options is equal to the IPO price.

The weighted average assumptions used in the Monte-Carlo pricing model for the for the Series 1 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	763	859	932	996	1,028
Total fair value, in thousands of Russian Roubles	44,205	49,815	54,036	57,738	59,600

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 2 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.94%	1.94%	1.94%	1.94%	1.94%
Risk-free interest rate	0.29%	0.33%	0.37%	0.46%	0.55%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	498	668	802	924	994
Total fair value, in thousands of Russian Roubles	3,946	5,292	6,355	7,319	7,875

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 3 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.85%	1.85%	1.85%	1.85%	1.85%
Risk-free interest rate	0.22%	0.27%	0.32%	0.42%	0.51%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	1,008	1,172	1,298	1,404	1,460
Total fair value, in thousands of Russian Roubles	6,428	7,476	8,278	8,954	9,312

Expected volatility is calculated based on actual experience of similar entities that have traded equity instruments. The risk-free interest rate applied is based on U.S. Treasury yield curve in effect at the grant date. The forfeiture rate is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

The movement of the awards of Series 1 – 3 were as follows:

(number of units)	For the year ended December 31,
	2020	2019
Outstanding at beginning of the period	300	—
Granted during the period	74	300
Forfeited during the period	(3)	—
Outstanding at end of the period	371	300

Total employee expenses (excluding social taxes) arising from the 2018 HeadHunter Option Plan amounted to RUB 65,953 thousand for the year ended December 31, 2020 and RUB 33,196 thousand for the year ended December 31, 2019, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income.

The social taxes accrued amounted to RUB 8,262 thousand for the year ended December 31, 2020 and RUB 1,746 thousand for the year ended December 31, 2019, which are payable due to change in the parent company tax residency status (see note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability of RUB 10,007 thousand is presented within ‘Provisions’ in the consolidated statement of financial position (as at December 31, 2019 - RUB 1,746 thousand). Uncertainties relate mostly to whether the relationships with the participants of the programmes will be treated as employment in terms of Russian law.

(b)   Cash-settled awards

In August 2017 the Group established a cash-settled management incentive program that provides the right to receive cash payments if an IPO or strategic sale (hereinafter – “the event”) occurs. The amount of payment is conditional on share price at the date of the event. The Group has liability to make cash payments, therefore the program is classified by the Group as cash-settled in the consolidated financial statements.

The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2).

The fair value of the awards were estimated, at the grant date and at the end of each reporting period until the completion of the IPO, using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the award was granted.

The Award 1 has been vested on May 8, 2019 as a result of completion of the IPO and was settled in May 2019 in the amount of RUB 19,568 thousand.

The Award 2 has been vested on May 8, 2020 after 12 months from the date of the IPO and was settled in May 2020 in the amount of RUB 31,381 thousand. As of December 31, 2019 the fair value of the Award 2 is estimated using the average price of the Group’s ordinary shares on the NASDAQ Global Select Market for the period from May 8, 2019 through December 31, 2019 and amounted to RUB 27,269 thousand (as of December 31, 2018 – RUB 15,589 thousand).

In July 2020 the Group established a new cash-settled management incentive program that provides the right to receive cash payments in the event of successful secondary public offering. The Group has a liability to make cash payments, and, therefore the program is classified by the Group as cash-settled in these consolidated financial statements.

The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2). The amount of payment is conditional on share price at the vesting date.

The Award 1 vested on July 20, 2020 as a result of completion of the SPO and was settled in September 2020 in the amount of RUB 14,029 thousand.

As at December 31, 2020 the fair value of the Award 2 amounted to RUB 22,143 thousand.

Total employee expenses (excluding social taxes) arising from the cash-settled management incentive program amounted to RUB 31,887 thousand for the year ended December 31, 2020, RUB 29,462 thousand for the year ended December 31, 2019 and RUB 9,872 thousand for the year ended December 31, 2018, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income. The related liability of RUB 10,337 thousand (as at December 31, 2019 - RUB 23,861 thousand, as at December 31, 2018 – RUB 13,967 thousand) is presented within ‘Current trade and other payables – Payables to employees’ (note 23).

The social taxes accrued amounted to RUB 5,071 thousand for the year ended December 31, 2020, which are payable due to change in the parent company tax residency status (see note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the consolidated statement of income and comprehensive income (for the year ended December 31, 2019 - RUB 3,603 thousand and for the year ended December 31, 2018 – nil). The related liability of RUB 1,561 thousand (as at December 31, 2019 - RUB 3,603 thousand, as at December 31, 2018 – nil) is presented within ‘Provisions’ in the consolidated statement of financial position due to uncertain amount of tax that will be determined based on future share price.